Goodwill Key Assumptions Impairment (Detail) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Potash Segment [Member]
Disclosure Goodwill Key Assumptions Impairment [Line Items]
Discount Rate Current	7.30%	6.30%
Terminal Growth Rate	2.00%	2.50%
Nitrogen Segment [Member]
Disclosure Goodwill Key Assumptions Impairment [Line Items]
Discount Rate Current	8.70%	7.60%
Terminal Growth Rate	2.00%	2.30%
North America Retail [Member]
Disclosure Goodwill Key Assumptions Impairment [Line Items]
Discount Rate Used In Previous Measurement Of Fair Value Less Costs of Disposal		7.30%
Change Required for Carrying amount to equal recoverable amount [Member]
Disclosure Goodwill Key Assumptions Impairment [Line Items]
Discount Rate Current	1.20%
Terminal Growth Rate	1.80%
Key Assumptions [Member] | North America Retail [Member]
Disclosure Goodwill Key Assumptions Impairment [Line Items]
Discount Rate Current	7.70%
Goodwill Impairment Forecasted EBITDA Value Used	$ 8,500
Terminal Growth Rate	2.30%